Share Based Compensation	12 Months Ended
Sep. 30, 2017
Share Based Compensation [Abstract]
Share Based Compensation

NOTE 17 – SHARE BASED COMPENSATION

On October 21, 2010, the Board adopted the Spectrum Brands Holdings, Inc. 2011 Omnibus Equity Award Plan (the “Equity Plan”). The Equity Plan has been subsequently amended to increase the number of shares issuable under the Equity Plan to 7,126,676 shares of common stock of the Company, net of cancellations.

The Company measures the compensation expense of its Restricted Stock Units (“RSUs”), based on the fair value of the awards, as determined based on the market price of the Company’s shares of common stock on the grant date and recognizes these costs on a straight-line basis over the requisite period of the awards. Certain RSUs are performance-based awards that are dependent upon achieving specified financial metrics over a designated period of time. In addition to RSUs, the Company also provides for a portion of its annual management incentive compensation plan to be paid in common stock of the Company, in lieu of cash payment, and is considered a liability plan. Share based compensation expense is recognized as General and Administrative Expenses on the Consolidated Statements of Income. The following is a summary of share based compensation expense for the years ended September 30, 2017, 2016 and 2015:

(in millions)	2017	2016	2015
SBH	$47.7	$57.2	$41.0
SB/RH	44.9	52.1	35.2

Total share based compensation expense associated with the annual management incentive compensation plan was $12.9 million, $8.9 million and $7.4 million for the years ended September 30, 2017, 2016 and 2015, respectively. The remaining unamortized compensation cost related to non-vested RSUs at September 30, 2017 is $20.9 million and $20.7 million for the SBH and SB/RH, respectively. The following is a summary of activity of the RSUs granted in the year ended September 30, 2017:

	SBH			SB/RH
(in millions, except per share data)	Shares	Weighted Average Grant Date Fair Value	Fair Value at Grant Date	Shares	Weighted Average Grant Date Fair Value	Fair Value at Grant Date
Time-based grants	0.3	$133.05	$39.3	0.3	$132.93	$37.8
Performance-based grants
Vesting in less than 12 months	—	$137.54	$0.1	—	$137.54	$0.1
Vesting in 12 to 24 months	0.1	122.65	13.0	0.1	122.65	13.0
Vesting in more than 24 months	0.3	122.43	36.0	0.3	122.43	$36.0
Total performance-based grants	0.4	$122.39	$49.1	0.4	$122.53	$49.1
Total grants	0.7	$127.00	$88.4	0.7	$126.85	$86.9

The following is a summary of the RSU activity for the years ended September 30, 2017, 2016 and 2015:

	SBH			SB/RH
(in millions, except per share data)	Shares	Weighted Average Grant Date Fair Value	Fair Value at Grant Date	Shares	Weighted Average Grant Date Fair Value	Fair Value at Grant Date
At September 30, 2014	0.8	67.66	$56.0	0.8	67.90	$54.6
Granted	0.6	92.51	52.9	0.5	93.12	42.3
Forfeited	(0.1)	85.16	(5.3)	(0.1)	85.16	(5.3)
Vested	(0.7)	69.00	(50.4)	(0.7)	68.98	(49.5)
At September 30, 2015	0.6	87.50	$53.2	0.5	87.71	$42.1
Granted	0.6	94.88	56.0	0.6	95.00	54.1
Forfeited	(0.1)	92.26	(6.6)	(0.1)	92.26	(6.6)
Vested	(0.5)	86.97	(47.8)	(0.5)	86.78	(44.3)
At September 30, 2016	0.6	$94.97	$54.8	0.5	$96.92	$45.3
Granted	0.7	127.00	88.4	0.7	126.85	86.9
Forfeited	—	118.89	(1.4)	—	118.89	(1.4)
Vested	(0.5)	109.03	(54.6)	(0.5)	111.98	(48.4)
At September 30, 2017	0.8	$114.67	$87.2	0.7	$116.32	$82.4